INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
2015	$ 5,816
2016	5,771
2017	5,674
2018	3,275
2019	911
2020 and thereafter	1,523
Amortized cost	$ 22,970	$ 28,830